NB Crossroads Private Markets Fund V (TI) Advisory LP (the “TI Advisory Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”). The percentage of the Master Fund’s partners’ capital owned by the TI Advisory Fund at December 31, 2023, was 4.23%. The TI Advisory Fund has included the Master Fund’s schedule of investments as of December 31, 2023, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on February 29, 2024.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

December 31, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (26.16%)
Advent International GPE IX Limited Partnership	Primary	10/2019-05/2023	North America	$10,357,765	$15,673,387
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	-	679
Green Equity Investors, VIII, L.P.	Primary	12/2020-06/2023	North America	10,578,488	12,648,277
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,252,070	2,091,544
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-09/2023	North America	6,107,167	8,751,133
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	3,882,964
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	4,722,650
KKR European Fund V (USD) SCSp	Primary	01/2020-08/2023	Europe	8,735,150	10,664,853
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	7,021,210
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	3,604,012	13,351,437
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019-12/2023	Europe	3,448,064	8,798,365
NB Horoscope Aggregator II LP	Co-Investment	06/2021	Europe	1,516,979	1,584,038
NB HUB Aggregator LP	Co-Investment	11/2018-12/2023	North America	981,518	1,986,707
PAI Strategic Partnerships SCSp	Secondary	12/2019-07/2023	Europe	4,699,709	8,577,971
TPG Healthcare Partners, L.P.	Primary	12/2019-09/2023	North America	759,386	992,338
TPG Partners VIII, L.P.	Primary	12/2019-11/2023	North America	3,255,432	5,327,056
Vertex Aggregator LP	Co-Investment	08/2018-09/2020	North America	1,238,944	1,343,871
				64,684,684	107,418,480
Small and Mid-cap Buyout (55.27%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	2,287,329	3,628,071
Advent Global Technology Limited Partnership	Primary	03/2020-05/2022	North America	11,520,000	14,513,887
AEA Investors Fund VII, L.P.	Primary	10/2019-12/2023	North America	10,191,241	10,766,473
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-05/2023	North America	10,907,722	14,266,564
Aquiline Relation Co-Invest L.P.	Co-Investment	07/2019-12/2023	North America	1,909,651	4,441,426
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	5,660,050
Arsenal Capital Partners Fund V LP	Primary	07/2019-03/2023	North America	9,478,009	12,212,165
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-04/2021	North America	2,559,529	1,722,792
Athyrium ICH Holdings LP	Co-Investment	10/2019	North America	546,715	80,000
BRI Investments LLC (F)	Co-Investment	08/2019	North America	-	72,000
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	-	28,265
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	4,060,403	4,758,811
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019-04/2021	North America	1,301,944	1,447,359
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	579,710	8,601,138
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-08/2023	North America	9,310,520	21,206,641
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	1,372
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	-	1,641,661
Marmor Co-Investment, L.P.	Secondary	09/2019-01/2021	Europe	5,950,889	14,251,009
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019-12/2023	Europe	4,742,105	6,679,408
Oak Hill Capital Partners V, L.P.	Primary	12/2020-09/2022	North America	7,920,352	11,815,985
Oakley Capital IV-B SCSP	Primary	05/2019-12/2023	Europe	6,126,337	10,101,951
Plaskolite PPC Investor LLC	Co-Investment	12/2018-10/2023	North America	1,528,611	1,215,093
Quadria Capital Fund II, L.P.	Primary	06/2019-04/2023	Asia	10,181,982	13,012,813
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,105,587	11,718,126
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	4,769,977
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,634,080	5,025,019
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-10/2023	North America	8,820,334	13,620,274
The Veritas Capital Fund VII, L.P.	Primary	09/2020-03/2023	North America	11,397,118	15,832,768
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,349,044	4,454,626
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019-11/2021	Europe	1,585,728	8,231,635
VB Target L.P. (F)	Co-Investment	01/2020	Asia	1,162,922	1,190,759
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	17,914	13,825
				141,062,358	226,981,943

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

December 31, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (5.65%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-12/2023	North America	8,500,512	14,787,556
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-06/2021	North America	335,781	200,000
Cerberus AIR Partners, L.P.	Co-Investment	02/2019	Europe	-	6,737
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019-03/2021	North America	51,603	389,126
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,772,445	3,485,959
Verscend Intermediate Holding Corp. (F)	Co-Investment	08/2018	North America	4,270,986	4,343,175
				15,931,327	23,212,553
Venture Capital (12.94%)
3L Capital Fund I, LP	Primary	04/2019-09/2021	North America	4,505,333	10,460,299
GGV Capital VII L.P.	Primary	01/2019-07/2022	North America	3,522,746	4,447,379
GGV Capital VII Plus L.P.	Primary	05/2019-09/2021	North America	955,500	1,137,063
GGV Discovery Fund II, L.P.	Primary	01/2019-07/2023	North America	2,509,000	4,391,323
Level Equity Growth Partners IV, L.P.	Primary	11/2018-08/2023	North America	5,060,262	11,491,993
Lightspeed China Partners IV, L.P.	Primary	10/2019-05/2022	Asia	2,075,000	2,957,912
Lightspeed China Partners Select I, L.P.	Primary	04/2019-01/2023	Asia	1,896,922	2,688,263
TA XIII-A, L.P.	Primary	12/2019-05/2022	North America	9,311,406	15,581,925
				29,836,169	53,156,157

Short Term Investments	Cost	Fair Value
Money Market Fund (1.42%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio	5,846,760	5,846,760
	5,846,760	5,846,760

Total Investments (cost $257,361,298) (101.44%)		416,615,893
Other Assets & Liabilities (Net) (-1.44%)		(5,952,714)
Partners' Capital - Net Assets (100.00%)		$410,663,179

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2023 aggregated $251,514,538. Total fair value of illiquid and restricted securities at December 31, 2023 was $410,769,133 or 100.02% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

NB Crossroads Private Markets Fund V Holdings LP the (“Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (“NBIA” or the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with NBIA, the “Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments. In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures to comply with Rule 2a-5 and designated NBIA as the Master Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within valuation hierarchy as of December 31, 2023:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$8,798,365	$98,620,115	$107,418,480
Small and Mid-cap Buyout	-	-	23,845,016	203,136,927	226,981,943
Special Situations	-	-	7,829,134	15,383,419	23,212,553
Venture	-	-	-	53,156,157	53,156,157
Money Market Fund	5,846,760	-	-	-	5,846,760
Total	$5,846,760	$-	$40,472,515	$370,296,618	$416,615,893

Significant Unobservable Inputs

As of December 31, 2023, the Master Fund had investments valued at $416,615,893. The fair value of investments valued at $370,296,618 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2023:

			Unobservable Inputs
Investments	Fair Value 12/31/2023	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$8,798,365	Market Comparables	LTM EBITDA	17.0x	N/A

Small and Mid-cap Buyout	22,203,355	Market Comparables	LTM EBITDA	9.5x - 16.6x	12.9x

Small and Mid-cap Buyout	1,641,661	Recent transactional value	N/A	N/A	N/A

Special Situations	4,343,175	Market Comparables	LTM EBITDA	14.7x	N/A

Special Situations	3,485,959	Market Comparables	LTM Net Revenue	2.7x	N/A

Total	$40,472,515

1 Inputs weighted based on fair value of investments in range.

During the period ended December 31, 2023, purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$219,172	$4,697,671

During the period ended December 31, 2023, unrealized appreciation (depreciation) and realized gains from Level 3 investments were ($812,525) and $1,897,671, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended December 31, 2023.

The estimated remaining life of the Master Fund’s Portfolio Funds as of December 31, 2023 is one to eight years, with the possibility of extensions by each of the Portfolio Funds.